DERIVATIVES AND FAIR VALUE OF FINANCIAL INSTRUMENTS (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
DERIVATIVES AND FAIR VALUE OF FINANCIAL INSTRUMENTS [Abstract]
Net Losses From FFAs	$ 87	$ 76	$ 260	$ 202
Unrealized Loss (Gain) On FFA Derivatives	$ (88)	$ 131	$ 69	$ 252